12. COMMON STOCK (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Number of Warrants	1,154,234
Weighted Average Exercise Price	$ 7.00
Shares Exercisable	1,154,234
Warrant One [Member]
Number of Warrants	530,373
Weighted Average Remaining Life	1 year 6 months 11 days
Weighted Average Exercise Price	$ 1.50
Shares Exercisable	530,373
Warrant Two [Member]
Number of Warrants	623,861
Weighted Average Remaining Life	1 year 4 months 10 days
Weighted Average Exercise Price	$ 11.67
Shares Exercisable	623,861